Commitments and Contingencies (Details Textual 3) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2012 MXN Claims	Dec. 31, 2012 USD ($)	Dec. 31, 2012 MXN
Commitments and Contingencies (Textual) [Abstract]
Outstanding receivables	27.0	$ 2.1
Number of claims	3
Lost rulings on claims without recourse		0.8	9.8
Amount of total claims pending		$ 0.3	3.7